Property and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property and equipment
Summary of net book value of property and equipment

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Leasehold improvements	498,813	591,525
Furniture, fittings and equipment	87,302	160,168
Property and equipment, net	586,115	751,693